Intangible Assets (including Goodwill) - Summary of Goodwill Allocated to the Company's Cash-generating Units (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill		$ 287,285
Cost
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,472,145	1,472,145
Accumulated Impairment
Disclosure of information for cash-generating units [line items]
Goodwill	(1,472,145)	(1,184,860)
OwlStay Inc. | Cost
Disclosure of information for cash-generating units [line items]
Goodwill	1,184,860	1,184,860
OwlStay Inc. | Accumulated Impairment
Disclosure of information for cash-generating units [line items]
Goodwill	(1,184,860)	(1,184,860)
PayNow Inc.
Disclosure of information for cash-generating units [line items]
Goodwill		287,285
PayNow Inc. | Cost
Disclosure of information for cash-generating units [line items]
Goodwill	287,285	$ 287,285
PayNow Inc. | Accumulated Impairment
Disclosure of information for cash-generating units [line items]
Goodwill	$ (287,285)